Income tax - Analysis of income tax expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Income tax
Current year income tax expense		$ (90,609)	$ (281,491)	$ (232,824)
Deferred income tax benefit (expense)		1,496,793	(813,340)	582,644
Total income tax benefit (expense)	$ 70,490	1,406,184	(1,094,831)	349,820
Deferred income tax expense, translation effect		2,035	(2,278)	2,680
Deferred tax related to items recognized in OCI during the year
Net gain (loss) cash flow hedges		46,835	(74,820)	85,107
Remeasurement (loss) gain of employee benefits		794	3,058	(1,797)
Deferred income tax charged to OCI		$ 47,629	$ (71,762)	$ 83,310